Investment Objectives and Goals	Feb. 28, 2025
Easterly Snow Small Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: EASTERLY SNOW SMALL CAP VALUE FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The investment objective of the Easterly Snow Small Cap Value Fund (the “Small Cap Value Fund” or the “Fund”) is long-term capital appreciation.
Easterly Snow Long/Short Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The investment objective of the Easterly Snow Long/Short Opportunity Fund (the “Long/Short Opportunity Fund” or the “Fund”) is long-term capital appreciation and protection of investment principal.